Offerings - Offering: 1	Feb. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	950,000
Proposed Maximum Offering Price per Unit	3.87
Maximum Aggregate Offering Price	$ 3,676,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 507.72
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock that become issuable under the Inducement Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of Common Stock. The "Amount Registered" represents 950,000 shares of Common Stock reserved for issuance under the Inducement Plan. The "Proposed Maximum Offering Price" is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act, and is calculated based on $3.87 per share, the average of the high and low prices of the Common Stock, as reported on the Nasdaq Global Market on February 2, 2026, which is a date within five business days prior to the date of filing the Registration Statement.